Costs applicable to sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization	$ 241,286	$ 213,722	$ 192,647
Cost of sales of goods, excluding depreciation and amortization	982,957	980,254	824,973
Minera Yanacocha SRL and subsidiary [Member]
Beginning balance of finished goods and in-process	345,489	446,503	544,325
Beginning balance of provision for net realizable value, note 8(b)	(62,540)	(84,374)	(90,298)
Consumption of supplies	215,863	240,881	228,376
Personnel expenses	82,645	99,702	87,258
Other services	43,672	66,408	73,779
Maintenance	22,585	24,033	36,213
Power	24,203	23,565	27,270
Depreciation and amortization	156,212	87,783	140,712
Workers' profit participation	3,837	1,242	12,394
Reclamation expenses related to leach pads, note 12(b)	16,284	124,124	78,494
Ending balance of provision for net realizable value, note 8(b)	89,127	(62,540)	(84,374)
Ending balance of finished goods and in-process	(341,213)	345,489	446,503
Cost of sales of goods, excluding depreciation and amortization	$ 596,164	$ 746,918	$ 776,394